Deferred Consideration (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deferred Consideration
Schedule of Change in Deferred Consideration

The change in the amount of deferred consideration from January 1, 2024, to June 30, 2025, is as follows:

	Cash Considerations	Third Anniversary Consideration Payment	Total
Balance, January 1, 2024	$2,889,792	$810,000	$3,699,792
Fair value adjustment	126,551	(488,000)	(361,449)
Balance, December 31, 2024	3,016,343	322,000	3,338,343
Fair value adjustment	114,960	(235,000)	(120,040)
Balance, June 30, 2025	$3,131,303	$87,000	$3,218,303

The change in the amount of deferred consideration from January 1, 2023, to December 31, 2024, is as follows:

	Stock Consideration	Cash Consideration	Third Anniversary Consideration Payment
January 1, 2023	$11,456,639	$5,650,775	$-
Less: Working capital adjustment	(108,691)	-	-
Less: Issuance of shares and payment to shareholders	(4,085,075)	(3,000,000)	-
Less: Issuance of Abaca warrants	(1,643,699)	-	-
Less: Issuance of third anniversary payment consideration	(430,000)	-	430,000
Less: Gain recognized in the consolidated statements of operations	(5,645,107)	-	-
Add: Fair value adjustment	455,933	239,017	380,000
December 31, 2023	-	2,889,792	810,000
Add: Fair value adjustment	-	126,551	(488,000)
December 31, 2024	$-	$3,016,343	$322,000

Schedule of Fair value measurements

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the private placement warrants, public warrants, third anniversary payment consideration and Abaca warrants as of their measurement dates:

	June 30, 2025	December 31, 2024

Stock price	$2.17	$4.29
Payment date	10/15/2025	10/15/2025
Third anniversary consideration	$1,500,000	$1,500,000
Risk free interest rate	4.4%	4.2%
Market discount rate	5.8%	5.8%
Remaining term in years	0.25	0.75
Expected volatility	82.8%	86.2%